Other Assets, Net - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost	$ 11,959	$ 10,594
Accumulated Amortization	(6,276)	(3,576)
Net Book Value	5,683	7,018	$ 8,366
Other Member
Cost	0	9
Accumulated Amortization	0	0
Net Book Value	0	9	9
Capitalized Content Costs And Content Licenses [Member]
Net Book Value		4,404	6,099
Capitalized Content Costs Member
Cost	6,589	6,589
Accumulated Amortization	(3,721)	(2,185)
Net Book Value	2,868	4,404
Capitalized Software Member
Cost	5,370	3,996
Accumulated Amortization	(2,555)	(1,391)
Net Book Value	$ 2,815	$ 2,605	$ 2,258